Offerings	Mar. 05, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value $0.025 per share
Amount Registered | shares	997,000
Proposed Maximum Offering Price per Unit | $ / shares	15.04
Maximum Aggregate Offering Price	$ 14,994,880
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,070.8
Offering Note

(1)
This Registration Statement on Form S-8 (this “Registration Statement”) covers ordinary shares, nominal value $0.025 per share (“Ordinary Shares”), of GH Research PLC (the “Registrant”) authorized for issuance pursuant to the GH Research PLC Share Option Plan, as may be amended from time to time (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

(2)	Represents Ordinary Shares reserved for issuance pursuant to the Plan.

(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low sales prices reported for the Ordinary Shares on the Nasdaq Global Market on February 27, 2026.

(6)	Rounded up to the nearest penny.

Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value $0.025 per share
Amount Registered | shares	521,547
Proposed Maximum Offering Price per Unit | $ / shares	5.39
Maximum Aggregate Offering Price	$ 2,811,138.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 388.22
Offering Note

(1)
This Registration Statement on Form S-8 (this “Registration Statement”) covers ordinary shares, nominal value $0.025 per share (“Ordinary Shares”), of GH Research PLC (the “Registrant”) authorized for issuance pursuant to the GH Research PLC Share Option Plan, as may be amended from time to time (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

(3)	Represents Ordinary Shares issuable under outstanding share options granted under the Plan.

(5)
Estimated pursuant to Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the weighted average exercise price of the options outstanding under the Plan.

(6)	Rounded up to the nearest penny.